Trust preferred securities - Additional Information (Detail) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427,000,000
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2015	25.00%
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2016	0.00%
Amount Of Trust Preferred Securities That Exceeds Core Capital Elements Limitation	0
Liquidation Amount Of Capital Securities	1,000
Popular Capital Trust I I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities		935,000,000
Popular Capital Trust I I I [Member] | Trust Preferred Securities Subject To Mandatory Redemption [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities			935,000,000	[1],[2],[3]
Common securities			1,000,000	[1],[2],[3]
Debt Instrument Carrying Amount			936,000,000	[1],[2],[3]
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Instrument Unamortized Discount			404,460,000
Debt Instrument Unamortized Discount And Fee Amount		414,100,000
Debt Instrument Carrying Amount			$ 936,000,000

[1]	Statutory business trust that is wholly-owned by the Corporation.
[2]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[3]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.